Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents		$ 1,451,526	$ 2,066,102
Accounts receivable, net		69,448	1,187,465
Contract assets, net			197,165
Prepaid expenses and other current assets, net		294,569	51,259
Total current assets		2,583,153	3,501,997
Non-current assets
Leasehold improvement and equipment, net		99,906	135,562
Right-of-use assets, operating lease		419,980	160,708
Deferred initial public offering costs			883,293
Goodwill		7,222,352
Intangible asset		1,899,648
Prepayment for internal use software costs		802,817
Total non-current assets		10,444,703	1,179,563
TOTAL ASSETS		13,027,856	4,681,560
Current liabilities
Accrued expenses and other current liabilities		206,864	278,807
Contract liabilities		1,761,619	200,911
Lease liabilities		158,018	160,708
Income tax payable		40,877	112,532
Total current liabilities		4,786,026	2,574,684
Non-current liabilities
Lease liabilities – non-current		261,962
Deferred tax liability		474,912
Total non-current liabilities		736,874
TOTAL LIABILITIES		5,522,900	2,574,684
Commitment and contingencies
Equity
Subscription receivables		(128)	(128)
Additional paid-in capital		8,621,118
(Accumulated deficit) Retained earnings		(1,367,905)	2,106,770
Total shareholders’ equity		7,253,334	2,106,870
Non-controlling interest		251,622	6
TOTAL EQUITY		7,504,956	2,106,876
TOTAL LIABILITIES AND EQUITY		13,027,856	4,681,560
Related Party
Current assets
Accounts receivable, net – related party		765,380
Due from related parties		2,230	6
Current liabilities
Due to related parties		2,618,648	1,821,726
Class A Ordinary Shares
Equity
Ordinary Shares	[1]	199	178
Class B Ordinary Shares
Equity
Ordinary Shares	[1]	$ 50	$ 50

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation